Disaggregation of Revenue - Revenue from external customers (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue
Revenue	$ 3,162,919	$ 3,167,782
Pay-TV video and related revenue
Disaggregation of Revenue
Revenue	3,137,387	3,130,900	$ 151,159	$ 186,256	$ 164,145
Equipment sales and other revenue
Disaggregation of Revenue
Revenue	$ 25,532	$ 36,882	$ 12,727,629	$ 12,622,893	$ 13,362,139